SHORT-TERM INVESTMENTS - Summary of Short-Term Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Short Term Investments [Abstract]
Loan investment funds	[1]	R$ 2,329,118	R$ 1,228,093
Treasury bills	[2]	392,253	539,450
Government securities (LFT)	[3]	1,272,445	31,415
DBV fund		36,698	35,235
Restricted cash		30,240	1,481
Total short-term investments		4,060,754	1,835,674
Current		4,024,056	1,800,439
Non-current		R$ 36,698	R$ 35,235

[1]	Mutual investment funds refer to the investments of some subsidiaries of the Company, which are concentrated in the entities of Argentina, Chile, Colombia and Mexico.
[2]	As of December 31, 2023, investments in treasury bills are remunerated at an average rate of 108.15% of the CDI (109.69% as of December 31, 2022).
[3]	As of December 31, 2023, investments in Government securities (LFT) are remunerated at an average rate of 100.75% of the CDI (100.02% of the CDI as of December 31, 2022).